united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-22624

Arrow ETF Trust
(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100, Laurel MD	20707
(Address of principal executive offices)	(Zip code)

Corporation Service Company
251 Little Falls Drive
Wilmington, Delaware 19808
(Name and address of agent for service)

Registrant’s telephone number, including area code:	301-260-0162

Date of fiscal year end:	1/31

Date of reporting period:	7/31/24

Item 1. Reports to Stockholders.

(a)

Arrow Dow Jones Global Yield ETF

(GYLD) NYSE

Semi-Annual Shareholder Report - July 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Arrow Dow Jones Global Yield ETF for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at www.ArrowFunds.com. You can also request this information by contacting us at 1-877-277-6933.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Arrow Dow Jones Global Yield ETF	$39	0.75%Footnote Reference*

* Annualized

What did the Fund invest in?

Sector Weighting (% of net assets)

Real Estate 23.2%
Energy 19.4%
Sovereign 18.7%
Materials 9.9%
Financials 5.6%
Consumer Discretionary 4.4%
Communications 4.2%
Industrials 3.9%
Utilities 3.3%
Consumer Staples 2.2%
Technology 1.8%
Health Care 0.7%
Other Assets in Excess of Liabilities 2.7%

Value	Value
Other Assets in Excess of Liabilities	2.7%
Health Care	0.7%
Technology	1.8%
Consumer Staples	2.2%
Utilities	3.3%
Industrials	3.9%
Communications	4.2%
Consumer Discretionary	4.4%
Financials	5.6%
Materials	9.9%
Sovereign	18.7%
Energy	19.4%
Real Estate	23.2%

Fund Statistics

  Net Assets$22,192,780
  Number of Portfolio Holdings138
  Advisory Fee $81,782
  Portfolio Turnover57%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	25.4%
Corporate Bonds	19.0%
Non U.S. Government & Agencies	19.2%
Partnership Shares	13.8%
Preferred Stocks	1.4%
Reit	21.2%

Country Weighting (% of net assets)

United States 41.2%
South Africa 5.1%
Canada 4.4%
Indonesia 4.1%
Luxembourg 4.0%
Brazil 4.0%
Turkey 3.9%
United Kingdom 3.8%
Panama 3.5%
Colombia 3.4%
Other Countries 19.9%
Other Assets in Excess of Liabilities 2.7%

Value	Value
Other Assets in Excess of Liabilities	2.7%
Other Countries	19.9%
Colombia	3.4%
Panama	3.5%
United Kingdom	3.8%
Turkey	3.9%
Brazil	4.0%
Luxembourg	4.0%
Indonesia	4.1%
Canada	4.4%
South Africa	5.1%
United States	41.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Turkey Government International Bond, 9.375%, 01/19/33	1.5%
Liberty Mutual Group, Inc., 4.300%, 02/01/61	1.3%
Turkey Government International Bond, 9.125%, 07/13/30	1.0%
Panama Government International Bond, 3.362%, 06/30/31	1.0%
Hungary Government International Bond, 6.750%, 09/25/52	1.0%
Colombia Government International Bond, 8.750%, 11/14/53	1.0%
Hungary Government International Bond, 6.250%, 09/22/32	0.9%
AI Candelaria Spain S.A., 5.750%, 06/15/33	0.9%
Colombia Government International Bond, 7.500%, 02/02/34	0.9%
Highwoods Properties, Inc.	0.9%

Material Fund Changes

No material changes occurred during the period ended July 31, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.ArrowFunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Arrow Dow Jones Global Yield ETF

Semi-Annual Shareholder Report - July 31, 2024

TSR-SAR 073124-GYLD

(b)       Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Arrow Dow Jones Global Yield ETF

GYLD

Semi-Annual Financial Statements

July 31, 2024

1-877-277-6933

1-877-ARROW-FD

www.ArrowFunds.com

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 45.3%
	ASSET MANAGEMENT - 1.3%
12,692	Alaris Equity Partners Income	$149,368
9,075	XTB S.A.	144,656
		294,024
	BANKING - 0.8%
4,907	Komercni banka as	169,644

	CHEMICALS - 1.3%
21,761	Chemtrade Logistics Income Fund	148,931
1,453	Wacker Chemie A.G.	146,008
		294,939
	ELECTRIC UTILITIES - 1.3%
114,622,657	Federal Grid Company Unified Energy System PJSC(a),(b),(e)	—
10,361	Fortum OYJ	159,202
5,188	NextEra Energy Partners, L.P.	132,553
		291,755
	GAS & WATER UTILITIES - 0.7%
10,622	Enagas S.A.	159,186

	HEALTH CARE FACILITIES & SERVICES - 0.7%
16,034	Chartwell Retirement Residences	159,088

	HEALTH CARE REIT - 5.4%
324,590	Assura plc	169,807
18,041	Global Medical REIT, Inc.	172,292
9,810	Healthcare Realty Trust, Inc.	173,539
33,790	Medical Properties Trust, Inc.	162,530
46,918	NorthWest Healthcare Properties Real Estate	170,237
4,681	Omega Healthcare Investors, Inc.	170,388
141,305	Primary Health Properties plc	167,734
		1,186,527
	HOTEL REIT - 0.8%
32,226	Service Properties Trust	182,721

See accompanying notes to financial statements.

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 45.3% (Continued)
	INDUSTRIAL REIT - 0.8%
1,477	Innovative Industrial Properties, Inc.	$181,390

	INDUSTRIAL SUPPORT SERVICES - 0.9%
121,554	United Tractors Tbk P.T.	192,872

	INSURANCE - 0.8%
25,002	Phoenix Group Holdings PLC	175,788

	METALS & MINING - 5.2%
954,335	Adaro Energy Tbk P.T.	188,989
12,629	African Rainbow Minerals Ltd.	149,797
1,083,484	Bukit Asam Tbk P.T.	178,582
174,060	CSN Mineracao S.A.	158,810
16,027	Exxaro Resources Ltd.	171,505
108,334	Indo Tambangraya Megah Tbk P.T.	175,227
6,191	Kumba Iron Ore Ltd.	135,067
		1,157,977
	MULTI ASSET CLASS REIT - 5.5%
10,276	Broadstone Net Lease, Inc.	178,905
73,476	Charter Hall Long Wale REIT	171,042
2,647	Cofinimmo S.A.	170,400
3,338	Covivio	172,557
132,992	Fibra Uno Administracion S.A. de CV	169,184
22,143	Global Net Lease, Inc.	192,644
238,785	Growthpoint Properties Ltd.	161,809
		1,216,541
	OFFICE REIT - 4.2%
35,520	Brandywine Realty Trust	179,021
12,928	Easterly Government Properties, Inc.	180,087
6,526	Highwoods Properties, Inc.	202,109
44,788	Orion Office REIT, Inc.	181,391
22,242	Piedmont Office Realty Trust, Inc., Class A	192,393
		935,001

See accompanying notes to financial statements.

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 45.3% (Continued)
	OIL & GAS PRODUCERS - 4.1%
10,180	Antero Midstream Corporation	$146,185
36,165	Birchcliff Energy Ltd.	156,888
11,168	EnLink Midstream, LLC	152,667
4,133	Hess Midstream, L.P., Class A	154,905
9,109	Kimbell Royalty Partners, L.P.	150,116
3,701	Kinetik Holdings, Inc.	153,517
		914,278
	REAL ESTATE OWNERS & DEVELOPERS - 0.7%
22,035	NEPI Rockcastle N.V.	166,644

	RETAIL - DISCRETIONARY - 3.1%
28,148	ALD S.A.(c)	186,689
602,379	Astra International Tbk P.T.	174,860
19,246	Dogus Otomotiv Servis ve Ticaret A/S	139,748
56,240	Harvey Norman Holdings Ltd.	176,152
		677,449
	RETAIL REIT - 3.2%
74,315	Charter Hall Retail REIT	169,594
6,103	Klepierre S.A.	174,995
10,169	SmartCentres Real Estate Investment Trust	176,605
175,218	Supermarket Income Reit plc	167,563
		688,757
	SPECIALTY REIT - 0.8%
3,888	EPR Properties	174,960

	STEEL - 0.0%(d)
14,212	Severstal PAO(a),(b),(e)	—

	TELECOMMUNICATIONS - 0.0%(d)
35,608	Mobile TeleSystems Public Joint Stock Company - ADR(a),(b),(e)	—

	TOBACCO & CANNABIS - 1.6%
3,497	Altria Group, Inc.	171,388

See accompanying notes to financial statements.

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 45.3% (Continued)
	TOBACCO & CANNABIS - 1.6% (Continued)
5,294	British American Tobacco plc	$186,789
		358,177
	TRANSPORTATION & LOGISTICS - 2.1%
2,556,126	Cia Sud Americana de Vapores S.A.	175,616
3,604	D/S Norden A/S	155,863
26,793	Evergreen Marine Corp Taiwan Ltd.	139,521
36,615	Globaltrans Investment plc - GDR(a),(b),(e)	—
		471,000

	TOTAL COMMON STOCKS (Cost $10,479,506)	10,048,718

	MASTER LIMITED PARTNERSHIPS – 13.4%
	ASSET MANAGEMENT - 0.7%
9,414	Icahn Enterprises, L.P.	166,157

	CHEMICALS - 0.7%
1,943	CVR Partners, L.P.	152,234

	ELECTRIC UTILITIES - 0.6%
5,944	Brookfield Renewable Partners, L.P.	144,814

	GAS & WATER UTILITIES - 0.7%
7,893	Suburban Propane Partners, L.P.	144,994

	METALS & MINING - 0.7%
6,111	Alliance Resource Partners, L.P.	151,553
1	Natural Resource Partners, L.P.	91
		151,644
	OIL & GAS PRODUCERS – 9.4%
9,359	Black Stone Minerals, L.P.	140,759
2,952	Cheniere Energy Partners, L.P.	155,452
7,176	CrossAmerica Partners, L.P.	145,601
3,617	Delek Logistics Partners, L.P.	149,057
4,745	Dorchester Minerals, L.P.	144,248

See accompanying notes to financial statements.

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Shares		Fair Value
	MASTER LIMITED PARTNERSHIPS — 13.4% (Continued)
	OIL & GAS PRODUCERS – 9.4% (Continued)
9,540	Energy Transfer, L.P.	$155,216
5,125	Enterprise Products Partners, L.P.	147,908
11,305	Genesis Energy, L.P.	157,592
3,139	Global Partners, L.P.	125,591
3,587	MPLX, L.P.	153,595
8,452	Plains All American Pipeline, L.P.	153,742
8,165	Plains GP Holdings, L.P., Class A	155,952
2,583	Sunoco, L.P.	141,858
3,815	Western Midstream Partners, L.P.	156,110
		2,082,681
	OIL & GAS SERVICES & EQUIPMENT - 0.6%
6,140	USA Compression Partners, L.P.	140,852

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $1,247,888)	2,983,376

	PREFERRED STOCKS - 1.4%
	OIL & GAS PRODUCERS - 0.7%
23,370	Petroleo Brasileiro S.A.	153,968

	STEEL - 0.7%
83,871	Metalurgica Gerdau S.A.	157,643

	TOTAL PREFERRED STOCKS (Cost $342,380)	311,611

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 18.5%
	AUTOMOTIVE — 0.6%
155,000	Tenneco, Inc.		8.0000	11/17/28	140,585

	BANKING — 0.7%
170,000	Western Alliance Bancorp(f)	TSFR3M + 2.250%	3.0000	06/15/31	152,580

	CHEMICALS — 0.7%
150,000	Consolidated Energy Finance S.A.		12.0000	02/15/31	148,267

See accompanying notes to financial statements.

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 18.5% (Continued)
	COMMERCIAL SUPPORT SERVICES — 0.9%
200,000	Ambipar Lux Sarl		9.8750	02/06/31	$196,458

	ENTERTAINMENT CONTENT — 1.1%
130,000	AMC Networks, Inc.		10.2500	01/15/29	128,274
132,000	ViacomCBS, Inc.(f)	US0003M + 3.899%	6.2500	02/28/57	115,370
					243,644
	FOOD — 0.6%
130,000	HLF Financing Sarl, LLC / Herbalife International		12.2500	04/15/29	130,418

	FORESTRY, PAPER & WOOD PRODUCTS — 0.7%
165,000	Domtar Corporation		6.7500	10/01/28	150,333

	INSURANCE — 1.3%
451,000	Liberty Mutual Group, Inc.		4.3000	02/01/61	284,259

	INTERNET MEDIA & SERVICES — 0.6%
130,000	Newfold Digital Holdings Group, Inc.		11.7500	10/15/28	131,427

	OIL & GAS PRODUCERS — 3.7%
250,000	AI Candelaria Spain S.A.		5.7500	06/15/33	204,077
200,000	Geopark Ltd.		5.5000	01/17/27	187,920
187,159	MC Brazil Downstream Trading S.A.RL		7.2500	06/30/31	173,314
135,000	New Fortress Energy, Inc.		8.7500	03/15/29	122,505
185,000	Petroleos Mexicanos		7.6900	01/23/50	136,032
					823,848
	PUBLISHING & BROADCASTING — 1.7%
130,000	Gray Television, Inc.		10.5000	07/15/29	135,729
150,000	Scripps Escrow II, Inc.		3.8750	01/15/29	97,701
215,000	Sinclair Television Group, Inc.		4.1250	12/01/30	149,492
					382,922
	REAL ESTATE INVESTMENT TRUSTS — 1.8%
140,000	Hudson Pacific Properties, L.P.		4.6500	04/01/29	117,578
135,000	Service Properties Trust		8.8750	06/15/32	128,476

See accompanying notes to financial statements.

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 18.5% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 1.8% (Continued)
147,000	Uniti Group L.P. / CSL Capital LLC	10.5000	02/15/28	$148,515
				394,569
	RENEWABLE ENERGY — 0.9%
200,000	FS Luxembourg Sarl	8.8750	02/12/31	196,411

	RETAIL - DISCRETIONARY — 0.6%
130,000	Hertz Corporation (The)	12.6250	07/15/29	138,185

	TECHNOLOGY HARDWARE — 1.1%
135,000	Viasat, Inc.	5.6250	04/15/27	126,857
130,000	Xerox Holdings Corporation	8.8750	11/30/29	120,255
				247,112
	TECHNOLOGY SERVICES — 0.7%
160,000	Neptune Bidco US, Inc.	9.2900	04/15/29	156,703

	TELECOMMUNICATIONS — 0.8%
213,000	Colombia Telecomunicaciones S.A. ESP	4.9500	07/17/30	182,133

	TOTAL CORPORATE BONDS (Cost $4,037,755)			4,099,854

	NON U.S. GOVERNMENT & AGENCIES — 18.7%
	SOVEREIGN — 18.7%
125,000	Brazilian Government International Bond	4.2500	01/07/25	124,354
100,000	Brazilian Government International Bond	10.1250	05/15/27	113,268
200,000	Brazilian Government International Bond	5.6250	01/07/41	179,742
200,000	Colombia Government International Bond	3.2500	04/22/32	157,170
200,000	Colombia Government International Bond	7.5000	02/02/34	203,370
200,000	Colombia Government International Bond	8.7500	11/14/53	212,938
200,000	Hungary Government International Bond	6.2500	09/22/32	209,601
114,000	Hungary Government International Bond	7.6250	03/29/41	131,326
200,000	Hungary Government International Bond	6.7500	09/25/52	216,728
190,000	Mexico Government International Bond	4.1250	01/21/26	187,688
105,000	Mexico Government International Bond	8.3000	08/15/31	126,275
1,000	Mexico Government International Bond	4.7500	03/08/44	822

See accompanying notes to financial statements.

ARROW DOW JONES GLOBAL YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 18.7% (Continued)
	SOVEREIGN — 18.7% (Continued)
175,000	Mexico Government International Bond	4.6000	02/10/48	$136,590
140,000	Panama Government International Bond	8.8750	09/30/27	152,753
270,000	Panama Government International Bond	3.3620	06/30/31	219,713
200,000	Panama Government International Bond	6.4000	02/14/35	194,577
200,000	Panama Government International Bond	6.8530	03/28/54	189,718
200,000	Peruvian Government International Bond	3.6000	01/15/72	131,486
140,000	Republic of South Africa Government International	4.8750	04/14/26	137,638
200,000	Republic of South Africa Government International	5.8750	04/20/32	189,805
200,000	Republic of South Africa Government International	7.3000	04/20/52	185,371
200,000	Turkey Government International Bond	9.1250	07/13/30	221,811
300,000	Turkey Government International Bond	9.3750	01/19/33	341,377
200,000	Turkey Government International Bond	6.6250	02/17/45	175,500
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $4,066,874)			4,139,621

	TOTAL INVESTMENTS - 97.3% (Cost $20,174,403)			$21,583,180
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.7%			609,600
	NET ASSETS - 100.0%			$22,192,780

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

GDR	- Global Depositary Receipt

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

NV	- Naamioze Vennootschap

OYJ	- Julkinen osakeyhtiö

PJSC	- Public Joint-Stock Company

PLC	- Public Limited Company

PT	- Perseroan Terbatas

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

SA de CV	- Sociedad Anonima de Capital Variable

US0003M	- Intercontinental Exchange London Interbank Offered Rate (ICE LIBOR) USD 3 Month

TSFR3M	- Term Secured Overnight Financing Rate (SOFR) 3 Month

(a)	Non-income producing security.

(b)	The fair value of this investment is determined using significant unobservable inputs.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2024 the total market value of 144A securities is $186,689 or 0.8% of net assets.

(d)	Percentage rounds to less than 0.1%.

(e)	Illiquid security. The total fair value of these securities as of July 31, 2024 was $0, representing 0.0% of net assets.

(f)	Variable rate security; the rate shown represents the rate on July 31, 2024.

See accompanying notes to financial statements.

Arrow Dow Jones Global Yield ETF
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
July 31, 2024

ASSETS
Investment securities:
At cost	$20,174,403
At value	$21,583,180
Cash	39,552
Foreign cash (cost $153,489)	87,819
Receivable for investments sold	298,099
Dividends and interest receivable	292,478
TOTAL ASSETS	22,301,128

LIABILITIES
Payable for investments purchased	99,438
Investment advisory fees payable	8,910
TOTAL LIABILITIES	108,348
NET ASSETS	$22,192,780

Net Assets Consist Of:
Paid in capital	$100,668,496
Accumulated deficit	(78,475,716)
NET ASSETS	$22,192,780

Net Asset Value Per Share:
Net Assets	$22,192,780
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,650,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$13.45

See accompanying notes to financial statements.

Arrow Dow Jones Global Yield ETF
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months July 31, 2024

INVESTMENT INCOME
Dividends (net of foreign withholding tax of $70,474)	$601,808
Interest	367,761
TOTAL INVESTMENT INCOME	969,569

EXPENSES
Investment advisory fees	81,782
TOTAL EXPENSES	81,782
NET INVESTMENT INCOME	887,787

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain (loss) on:
Investments	237,374
Foreign currency transactions	(29,863)
207,511
Net change in unrealized appreciation on:
Investments	366,333
Foreign currency translations	35,477
401,810
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY	609,321
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,497,108

See accompanying notes to financial statements.

Arrow Dow Jones Global Yield ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For The
	Six Months Ended	For the Year
	July 31, 2024	Ended
	(Unaudited)	January 31, 2024
FROM OPERATIONS
Net investment income	$887,787	$1,227,635
Net realized gain (loss) on investments and foreign currency transactions	207,511	(1,600,597)
Net change in unrealized appreciation on investments and foreign currency translations	401,810	1,084,422
Net increase in net assets resulting from operations	1,497,108	711,460

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(1,309,275)	(1,663,965)
Net decrease in net assets resulting from distributions to shareholders	(1,309,275)	(1,663,965)

FROM SHARES OF BENEFICIAL INTEREST
Cost of shares redeemed	—	(4,780,379)
Net decrease in net assets resulting from shares of beneficial interest	—	(4,780,379)

TOTAL INCREASE (DECREASE) IN NET ASSETS	187,833	(5,732,884)

NET ASSETS
Beginning of Period	22,004,947	27,737,831
End of Period	$22,192,780	$22,004,947

SHARE ACTIVITY
Shares redeemed	—	(375,000)
Net decrease in shares of beneficial interest outstanding	—	(375,000)

See accompanying notes to financial statements.

Arrow Dow Jones Global Yield ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the Six Months Ended		For the Year		For the Year		For the Year		For the Year	For the Year
	July 31, 2024		Ended		Ended		Ended		Ended	Ended
	(Unaudited)		January 31, 2024		January 31, 2023		January 31, 2022		January 31, 2021	January 31, 2020
Net asset value, beginning of period	$13.34		$13.70		$14.73		$13.57		$15.63	$16.87
Activity from investment operations:
Net investment income (1)	0.54		0.69		0.53		0.89		0.77	1.14
Net realized and unrealized gain (loss) on investments and foreign currency	0.38		(0.12)		(0.94)		1.08		(1.96)	(1.04)
Total from investment operations	0.92		0.57		(0.41)		1.97		(1.19)	0.10
Less distributions from:
Net investment income	(0.81)		(0.93)		(0.62)		(0.81)		(0.32)	(0.95)
Return of capital	—		—		—		—		(0.55)	(0.39)
Total distributions	(0.81)		(0.93)		(0.62)		(0.81)		(0.87)	(1.34)
Net asset value, end of period	$13.45		$13.34		$13.70		$14.73		$13.57	$15.63
Total return (3)	7.04	% (4)(6)	4.72	% (4)	(2.63	)% (4)	14.60	% (4)	(6.67)%	0.59%
Net assets, at end of period (000s)	$22,193		$22,005		$27,738		$36,468		$38,670	$51,577
Ratio of net expenses to average net assets	0.75	% (5)	0.75%		0.75%		0.75%		0.75%	0.75%
Ratio of net investment income to average net assets	8.14	% (5)	5.33%		3.96%		5.98%		6.33%	6.97%
Portfolio Turnover Rate (2)	57	% (6)	78%		59%		66%		80%	72%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(5)	Annualized for periods less than one year.

(6)	Not annualized for periods less than one year.

See accompanying notes to financial statements.

ARROW DOW JONES GLOBAL YIELD ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)

July 31, 2024

1.	ORGANIZATION

The Arrow Dow Jones Global Yield ETF (the “Fund”) is a diversified series of shares of beneficial interest of Arrow ETF Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 29, 2011 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek investment results that generally correspond (before fees and expenses) to the price and yield performance of the Dow Jones Global Yield Index (the “Index”). The investment objective is non-fundamental. The Fund commenced operations on May 2, 2012.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods that include consideration of current market quotations from a major market maker in the securities and consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if Arrow Investment Advisors, LLC (the “Advisor”) believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Advisor, as the Board designated Valuation Designee, and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Valuation Designee if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

ARROW DOW JONES GLOBAL YIELD ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

July 31, 2024

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of July 31, 2024 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks +	$10,048,718	$—	$—	$10,048,718
Corporate Bonds	—	4,099,854	—	4,099,854
Master Limited Partnerships	2,983,376	—	—	2,983,376
Non U.S. Government & Agencies	—	4,139,621	—	4,139,621
Preferred Stocks	311,611	—	—	311,611
Total	$13,343,705	$8,239,475	$—	$21,583,180

*	See Schedule of Investments for industry classification.

+	Includes Level 3 securities valued at $0.

ARROW DOW JONES GLOBAL YIELD ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

July 31, 2024

The following is a reconciliation for the Fund for which Level 3 inputs were used in determining value:

	Beginning		Change in				Net transfers
	balance January	Total Realized	unrealized				in/(out) of	Ending balance
	31, 2024	Gain/(Loss)	appreciation	Conversion	Net Purchases	Net Sales	Level 3	July 31, 2024
Federal Grid Company Unified Energy System PJSC	$—	$—	$—	$—	$—	$—	$—	$—
Globaltrans Investment plc	—	—	—	—	—	—	—	—
Mobile TeleSystems Public Joint Stock Company	—	—	—	—	—	—	—	—
Severstal PAO	—	—	—	—	—	—	—	—

Quantitative disclosures of unobservable inputs and assumptions used by the Fund are below:

				Single Input or
Common Stock	Fair Value	Valuation Techniques	Unobservable Input	Range of Inputs
Federal Grid Company Unified Energy System PJSC	$—	Expected Recovery	Discount for Lack of Marketability	100%
Globaltrans Investment plc	$—	Expected Recovery	Discount for Lack of Marketability	100%
Mobile TeleSystems Public Joint Stock Company	$—	Expected Recovery	Discount for Lack of Marketability	100%
Severstal PAO	$—	Expected Recovery	Discount for Lack of Marketability	100%

In accordance with the Fund’s investment objectives, the Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Real Estate Investment Trust Risk (REIT) – Investments in securities of real estate companies involve risks including, among others, adverse changes in national, state or local real estate conditions; obsolescence of properties; changes in the availability, cost and terms of mortgage funds; and the impact of changes in environmental laws. The value of a REIT can depend on the structure of and cash flow generated by the REIT. In addition, like mutual funds, externally managed REITs have expenses, including advisory and administration fees, which are paid by their shareholders. Further, the failure of a company to qualify as a REIT or comply with applicable federal tax requirements could have adverse consequences for the Fund, including significantly reducing return to the Fund on its investment. REITs determine the characterization of their income annually and may characterize a portion of their distributions as a return of capital or capital gain.

Master Limited Partnerships – The Fund invests in master limited partnerships (“MLPs”) which are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as an MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners

ARROW DOW JONES GLOBAL YIELD ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

July 31, 2024

typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions. MLPs determine the characterization of their income annually and may characterize a portion of their distributions as a return of capital or capital gain.

Market Risk – The net asset value of the Fund will fluctuate based on changes in the value of the individual securities and ETFs in which the Fund invests. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Monthly distributions in excess of ordinary taxable income are treated as returns of capital. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method, except certain callable debt securities that are held at premium and will be amortized to the earliest call date. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

ARROW DOW JONES GLOBAL YIELD ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

July 31, 2024

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended January 31, 2021 to January 31, 2023, or expected to be taken in the Fund’s January 31, 2024 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. federal, and foreign jurisdictions where the Fund makes significant investments. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statement of Operations. For the year ended January 31, 2024, the Fund did not incur any interest or penalties. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities. Unrealized gains and losses resulting from changes in foreign exchange rates on investments are not isolated from changes in the valuation of securities held.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months July 31, 2024, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $11,956,197 and $12,028,145, respectively.

For the six months July 31, 2024, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions amounted to $0 and $0, respectively.

ARROW DOW JONES GLOBAL YIELD ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

July 31, 2024

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. The Advisor serves as the Fund’s investment advisor pursuant to an investment advisory agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an ETF Distribution Agreement (the “Distribution Agreement”) with Archer Distributors, LLC (the “Distributor”) to serve as the distributor for the Fund. Archer Distributors, LLC, an affiliate of the Advisor is also a party to the Distribution Agreement and provides marketing services to the Fund, including responsibility for all the Fund’s marketing and advertising materials. The Distributor does not receive any compensation from the Advisor for providing services.

Pursuant to the Advisory Agreement, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a unitary management fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets. For the six months ended July 31, 2024, the Fund incurred $81,782 in advisory fees.

The Advisor’s unitary management fee is designed to pay the Fund’s expenses and to compensate the Advisor for providing services for the Fund. Out of the unitary management fee, the Advisor pays substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services and Independent Trustees’ fees, except for payment of advisory fees, acquired fund fees and expenses, payments under the Fund’s 12b-1 plan, brokerage expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expense and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto). The Advisor, and not the Fund’s shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

Ultimus Fund Solutions, LLC (“UFS”) – UFS provides administration and fund accounting services to the Fund. Pursuant to a separate servicing agreement with UFS, the Advisor, on behalf of the Fund, pays UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Trust for serving in such capacities.

ARROW DOW JONES GLOBAL YIELD ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

July 31, 2024

Blu Giant, LLC ( “Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Advisor, on behalf of the Fund.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 75,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transaction Fees may be used to cover the custodial and other costs incurred by the Fund.

The Transaction Fees for the Fund are listed in the table below:

Fixed Fee	Variable Charge
$3,170	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Dividends received by the Fund are allocated between investment income, capital gains and return of capital based on estimates. Such estimates are based on information provided by each portfolio company and other industry sources. These estimates may subsequently be revised based on actual allocations received from the portfolio companies after final tax reporting information is received. The return of capital portion of the dividends is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments.

ARROW DOW JONES GLOBAL YIELD ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

July 31, 2024

The tax character of distributions paid during the following years was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	January 31, 2024	January 31, 2023
Ordinary Income	$1,663,965	$1,393,403
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$1,663,965	$1,393,403

As of January 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$1,221,489	$—	$—	$(77,528,512)	$—	$(2,356,526)	$(78,663,549)

The difference between book basis and tax basis unrealized appreciation, accumulated net investment income (loss) and accumulated net realized loss from investments and foreign currency transactions is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on passive foreign investment companies, and tax adjustments for partnerships and C-Corporation return of capital distributions. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency losses of $(103,826).

At January 31, 2024, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$22,329,818	$55,198,694	$77,528,512	$—

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross Unrealized	Gross Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Depreciation
$23,469,547	$2,474,709	$(4,361,076)	$(1,886,367)

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following:

Distributions: The Board declared the following distribution after July 31, 2024:

Distribution Per Share	Record Date	Payable Date
$0.1691	8/16/2024	8/21/2024
$0.1274	9/16/2024	9/23/2024

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-277-6933 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR

Arrow Investment Advisors, LLC

6100 Chevy Chase Drive, Suite 100

Laurel, MD 20707

ADMINISTRATOR

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a)       The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow ETF Trust

By (Signature and Title)
/s/ Joseph Barrato
Joseph Barrato, Principal Executive Officer/President

Date	10/8/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Joseph Barrato
Joseph Barrato, Principal Executive Officer/President

Date	10/8/24

By (Signature and Title)
/s/ Sam Singh
Sam Singh, Principal Financial Officer/Treasurer

Date	10/8/24